INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0%
	AEROSPACE & DEFENSE — 1.6%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$ 760,322
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	715,055
1,140,000	Teledyne Technologies, Inc.	2.2500	04/01/28	986,140
800,000	Textron, Inc.	3.0000	06/01/30	693,552
				3,155,069
	ASSET MANAGEMENT — 0.4%
820,000	Charles Schwab Corporation (The)	0.9000	03/11/26	723,017

	BANKING — 2.1%
820,000	CIT Group, Inc.	6.1250	03/09/28	841,186
800,000	M&T Bank Corporation	3.5500	07/26/23	794,030
350,000	Regions Financial Corporation	1.8000	08/12/28	293,539
1,140,000	SVB Financial Group	2.1000	05/15/28	958,520
800,000	SVB Financial Group	3.1250	06/05/30	675,065
820,000	SVB Financial Group	1.8000	02/02/31	608,897
				4,171,237
	BIOTECH & PHARMA — 0.4%
820,000	Royalty Pharma plc	1.2000	09/02/25	734,335

	CHEMICALS — 1.7%
820,000	LYB International Finance III, LLC	1.2500	10/01/25	734,603
820,000	Mosaic Company (The)	4.0500	11/15/27	776,532
800,000	PPG Industries, Inc.	1.2000	03/15/26	708,248
1,140,000	PPG Industries, Inc.	3.7500	03/15/28	1,075,114
				3,294,497
	COMMERCIAL SUPPORT SERVICES — 5.9%
820,000	Cintas Corp No 2	3.4500	05/01/25	789,475
902,000	Cintas Corp No 2	3.7000	04/01/27	861,489
820,000	Cintas Corp No 2	4.0000	05/01/32	760,438
1,140,000	Republic Services, Inc.	2.5000	08/15/24	1,094,272
338,000	Republic Services, Inc.	3.2000	03/15/25	323,770
820,000	Republic Services, Inc. B	3.3750	11/15/27	760,239
1,140,000	Republic Services, Inc.	3.9500	05/15/28	1,080,860
950,000	Republic Services, Inc.	2.3000	03/01/30	796,006

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.9% (Continued)
820,000	Republic Services, Inc.	1.4500	02/15/31	$ 628,482
820,000	Republic Services, Inc.	1.7500	02/15/32	628,165
820,000	Waste Connections, Inc.	4.2500	12/01/28	784,022
800,000	Waste Management, Inc.	2.4000	05/15/23	795,152
800,000	Waste Management, Inc. Series 19-SFR4 A	3.1250	03/01/25	768,268
820,000	Waste Management, Inc.	0.7500	11/15/25	729,523
800,000	Waste Management, Inc.	3.1500	11/15/27	740,666
				11,540,827
	CONSTRUCTION MATERIALS — 1.6%
820,000	Carlisle Companies, Inc.	3.7500	12/01/27	767,018
820,000	Carlisle Companies, Inc.	2.7500	03/01/30	685,455
820,000	Carlisle Companies, Inc. B	2.2000	03/01/32	622,276
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	786,531
338,000	Vulcan Materials Company	3.9000	04/01/27	322,104
				3,183,384
	CONTAINERS & PACKAGING — 1.3%
820,000	Amcor Finance USA, Inc.	3.6250	04/28/26	774,480
400,000	Amcor Finance USA, Inc.	4.5000	05/15/28	382,471
820,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	664,880
800,000	Bemis Company, Inc.	2.6300	06/19/30	663,150
				2,484,981
	DIVERSIFIED INDUSTRIALS — 2.4%
800,000	Dover Corporation	3.1500	11/15/25	758,532
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	789,469
820,000	Illinois Tool Works, Inc.	2.6500	11/15/26	760,109
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	744,228
820,000	Parker-Hannifin Corporation	4.2500	09/15/27	785,030
820,000	Parker-Hannifin Corporation	4.5000	09/15/29	783,606
				4,620,974
	ELECTRIC UTILITIES — 6.0%
820,000	AES Corporation (The)	1.3750	01/15/26	726,047
820,000	Alliant Energy Finance, LLC(a)	3.7500	06/15/23	815,591
820,000	Avangrid, Inc.	3.1500	12/01/24	787,571
820,000	Avangrid, Inc.	3.8000	06/01/29	743,050

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	ELECTRIC UTILITIES — 6.0% (Continued)
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	$ 708,808
820,000	CenterPoint Energy, Inc.	4.2500	11/01/28	769,496
820,000	CenterPoint Energy, Inc.	2.9500	03/01/30	701,610
400,000	CenterPoint Energy, Inc.	2.6500	06/01/31	328,088
820,000	Emera US Finance, L.P.	3.5500	06/15/26	770,398
820,000	Entergy Arkansas, LLC	3.5000	04/01/26	781,821
800,000	Entergy Corporation	0.9000	09/15/25	711,788
800,000	Entergy Corporation	1.9000	06/15/28	678,498
800,000	Evergy, Inc.	2.4500	09/15/24	761,986
1,140,000	Evergy, Inc.	2.9000	09/15/29	976,646
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	779,221
820,000	WEC Energy Group, Inc.	1.3750	10/15/27	694,918
				11,735,537
	ELECTRICAL EQUIPMENT — 4.0%
820,000	Amphenol Corporation	2.0500	03/01/25	770,856
820,000	Amphenol Corporation	4.3500	06/01/29	797,811
820,000	Amphenol Corporation	2.8000	02/15/30	707,451
820,000	Amphenol Corporation	2.2000	09/15/31	653,303
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	788,186
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	785,218
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	690,355
800,000	Roper Technologies, Inc.	3.6500	09/15/23	791,671
800,000	Trimble, Inc.	4.7500	12/01/24	786,310
1,140,000	Trimble, Inc.	4.9000	06/15/28	1,094,731
				7,865,892
	ENGINEERING & CONSTRUCTION — 1.0%
800,000	Fluor Corporation	4.2500	09/15/28	722,704
800,000	Quanta Services, Inc. B	2.9000	10/01/30	659,880
820,000	Quanta Services, Inc.	2.3500	01/15/32	628,392
				2,010,976
	FOOD — 3.1%
820,000	Campbell Soup Company	4.1500	03/15/28	783,121
800,000	Conagra Brands, Inc.	0.5000	08/11/23	783,109
800,000	Conagra Brands, Inc.	4.6000	11/01/25	782,840

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	FOOD — 3.1% (Continued)
1,140,000	Conagra Brands, Inc.	1.3750	11/01/27	$ 949,571
706,000	Conagra Brands, Inc.	4.8500	11/01/28	684,390
800,000	Hormel Foods Corporation	0.6500	06/03/24	755,558
800,000	Hormel Foods Corporation	1.7000	06/03/28	685,201
800,000	Hormel Foods Corporation	1.8000	06/11/30	650,229
				6,074,019
	GAS & WATER UTILITIES — 0.7%
820,000	Atmos Energy Corporation	1.5000	01/15/31	638,254
820,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	645,000
				1,283,254
	HEALTH CARE FACILITIES & SERVICES — 0.4%
820,000	Anthem, Inc.	1.5000	03/15/26	733,654

	HOME CONSTRUCTION — 2.7%
800,000	DR Horton, Inc.	5.7500	08/15/23	800,846
800,000	DR Horton, Inc.	2.5000	10/15/24	762,987
820,000	DR Horton, Inc.	2.6000	10/15/25	761,664
1,140,000	DR Horton, Inc.	1.3000	10/15/26	982,821
1,140,000	Lennar Corporation	4.8750	12/15/23	1,133,031
800,000	Lennar Corporation	5.8750	11/15/24	802,886
				5,244,235
	HOUSEHOLD PRODUCTS — 0.4%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	745,959

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,140,000	Cboe Global Markets, Inc.	3.6500	01/12/27	1,090,181

	INSURANCE — 1.2%
820,000	Arch Capital Finance, LLC	4.0110	12/15/26	791,637
800,000	Brown & Brown, Inc.	4.2000	09/15/24	783,360
820,000	Loews Corporation	3.7500	04/01/26	789,061
				2,364,058
	INTERNET MEDIA & SERVICES — 1.6%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	774,020

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES — 1.6% (Continued)
820,000	Booking Holdings, Inc.	3.6000	06/01/26	$ 781,952
800,000	Booking Holdings, Inc.	3.5500	03/15/28	749,259
920,000	Booking Holdings, Inc.	4.6250	04/13/30	892,843
				3,198,074
	MACHINERY — 2.6%
820,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	734,824
820,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	728,519
1,140,000	Caterpillar, Inc.	2.6000	09/19/29	994,257
820,000	CNH Industrial Capital, LLC	1.8750	01/15/26	746,310
812,000	Parker-Hannifin Corporation	3.3000	11/21/24	785,781
1,140,000	Parker-Hannifin Corporation	3.2500	06/14/29	1,015,743
				5,005,434
	MEDICAL EQUIPMENT & DEVICES — 2.6%
1,140,000	Edwards Lifesciences Corporation	4.3000	06/15/28	1,092,972
800,000	Stryker Corporation	0.6000	12/01/23	772,590
820,000	Stryker Corporation	3.3750	11/01/25	784,317
820,000	Stryker Corporation	3.5000	03/15/26	783,999
800,000	Stryker Corporation	3.6500	03/07/28	752,901
1,140,000	Stryker Corporation	1.9500	06/15/30	926,497
				5,113,276
	OIL & GAS PRODUCERS — 10.8%
820,000	Continental Resources, Inc.	4.3750	01/15/28	760,193
820,000	Devon Energy Corporation	5.8500	12/15/25	825,896
820,000	Devon Energy Corporation	4.5000	01/15/30	763,827
400,000	Devon Energy Corporation	7.8750	09/30/31	452,207
1,140,000	Diamondback Energy, Inc.	3.1250	03/24/31	955,777
800,000	EOG Resources, Inc.	3.1500	04/01/25	767,312
820,000	EOG Resources, Inc.	4.1500	01/15/26	801,031
820,000	EQT Corporation	3.9000	10/01/27	750,677
820,000	EQT Corporation	5.7000	04/01/28	806,852
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	793,270
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	781,611
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	878,154
800,000	Kinder Morgan, Inc.	7.8000	08/01/31	890,223

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	OIL & GAS PRODUCERS — 10.8% (Continued)
820,000	Newfield Exploration Company	5.3750	01/01/26	$ 813,197
812,000	ONEOK Partners, L.P.	4.9000	03/15/25	801,001
800,000	ONEOK, Inc.	7.5000	09/01/23	803,778
820,000	ONEOK, Inc.	5.8500	01/15/26	826,701
800,000	ONEOK, Inc.	4.0000	07/13/27	753,195
820,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	781,804
820,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	870,823
820,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	869,830
902,000	Valero Energy Corporation	3.4000	09/15/26	845,753
820,000	Valero Energy Corporation	4.3500	06/01/28	786,489
820,000	Williams Companies, Inc.	3.9000	01/15/25	796,160
1,140,000	Williams Companies, Inc. (The)	4.5000	11/15/23	1,133,640
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	752,374
				21,061,775
	OIL & GAS SERVICES & EQUIPMENT — 2.8%
820,000	Halliburton Company	3.8000	11/15/25	793,351
820,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	790,810
820,000	Schlumberger Holdings Corporation	4.0000	12/21/25	790,810
820,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	770,340
820,000	Schlumberger Holdings Corporation	3.9000	05/17/28	770,340
820,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	773,559
820,000	Schlumberger Holdings Corporation	4.3000	05/01/29	773,559
				5,462,769
	REAL ESTATE INVESTMENT TRUSTS — 20.6%
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	754,077
1,140,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	964,851
820,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	790,171
820,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	795,424
820,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	719,744
820,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	627,400
820,000	Boston Properties, L.P.	3.6500	02/01/26	777,319
820,000	Boston Properties, L.P.	4.5000	12/01/28	762,548
820,000	Boston Properties, L.P.	3.4000	06/21/29	704,707
820,000	Boston Properties, L.P.	2.9000	03/15/30	673,490

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 20.6% (Continued)
820,000	Boston Properties, L.P.	3.2500	01/30/31	$ 684,607
820,000	Boston Properties, L.P.	2.5500	04/01/32	627,311
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	825,019
820,000	Digital Realty Trust, L.P.	4.4500	07/15/28	773,606
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	708,387
820,000	Extra Space Storage, L.P.	3.9000	04/01/29	744,283
820,000	Extra Space Storage, L.P.	2.5500	06/01/31	652,429
820,000	Extra Space Storage, L.P.	2.3500	03/15/32	628,260
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	600,347
902,000	Kimco Realty Corporation	2.7000	03/01/24	876,241
800,000	Kimco Realty Corporation	2.8000	10/01/26	731,055
1,140,000	Kimco Realty Corporation	1.9000	03/01/28	963,249
800,000	Kimco Realty Corporation	2.7000	10/01/30	661,860
800,000	Mid-America Apartments, L.P.	4.0000	11/15/25	772,458
820,000	Prologis, L.P.	3.8750	09/15/28	777,664
820,000	Prologis, L.P.	2.2500	04/15/30	686,053
820,000	Prologis, L.P.	1.2500	10/15/30	629,076
820,000	Prologis, L.P.	1.6250	03/15/31	641,308
820,000	Public Storage	0.8750	02/15/26	726,820
800,000	Public Storage	3.0940	09/15/27	741,056
800,000	Realty Income Corporation	3.8750	04/15/25	776,828
820,000	Realty Income Corporation	4.6250	11/01/25	806,179
902,000	Realty Income Corporation	4.1250	10/15/26	870,395
820,000	Realty Income Corporation	3.4000	01/15/28	760,188
820,000	Realty Income Corporation	3.6500	01/15/28	768,849
1,140,000	Realty Income Corporation	2.2000	06/15/28	985,039
1,140,000	Realty Income Corporation	3.2500	06/15/29	1,016,756
820,000	Realty Income Corporation	3.1000	12/15/29	721,121
820,000	Realty Income Corporation	3.2500	01/15/31	714,238
820,000	Simon Property Group, L.P.	3.3000	01/15/26	778,435
400,000	Sun Communities Operating, L.P.	2.3000	11/01/28	338,619
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	638,544
800,000	UDR, Inc.	3.2000	01/15/30	701,490
800,000	Ventas Realty, L.P.	3.5000	02/01/25	768,583

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 20.6% (Continued)
820,000	Ventas Realty, L.P.	4.1250	01/15/26	$ 789,876
902,000	Ventas Realty, L.P.	3.2500	10/15/26	831,626
800,000	Ventas Realty, L.P.	4.0000	03/01/28	739,873
820,000	Ventas Realty, L.P.	4.4000	01/15/29	763,985
820,000	Ventas Realty, L.P.	3.0000	01/15/30	697,586
820,000	Ventas Realty, L.P.	4.7500	11/15/30	773,566
820,000	Ventas Realty, L.P.	2.5000	09/01/31	646,403
800,000	WP Carey, Inc.	4.6000	04/01/24	790,376
800,000	WP Carey, Inc.	4.0000	02/01/25	780,924
800,000	WP Carey, Inc.	2.4000	02/01/31	645,234
				40,125,533
	RETAIL - CONSUMER STAPLES — 1.4%
820,000	Dollar General Corporation	4.1500	11/01/25	798,054
1,140,000	Dollar General Corporation	3.8750	04/15/27	1,085,908
917,000	Dollar Tree, Inc.	4.2000	05/15/28	872,997
				2,756,959
	RETAIL - DISCRETIONARY — 1.5%
902,000	AutoZone, Inc.	3.7500	06/01/27	856,180
800,000	Genuine Parts Company	1.8750	11/01/30	617,534
820,000	Genuine Parts Company	2.7500	02/01/32	662,266
980,000	Tractor Supply Company	1.7500	11/01/30	754,944
				2,890,924
	SEMICONDUCTORS — 4.1%
800,000	Analog Devices, Inc.	2.9500	04/01/25	765,098
820,000	Analog Devices, Inc.	3.5000	12/05/26	778,516
1,140,000	Analog Devices, Inc.	1.7000	10/01/28	961,671
820,000	Analog Devices, Inc.	2.1000	10/01/31	663,509
820,000	Broadcom, Inc.	3.4590	09/15/26	766,798
800,000	Broadcom, Inc.	4.1100	09/15/28	746,473
800,000	KLA Corporation	4.6500	11/01/24	796,309
980,000	KLA Corporation	4.1000	03/15/29	934,641
800,000	Microchip Technology, Inc.	4.3330	06/01/23	797,487
820,000	Microchip Technology, Inc.	4.2500	09/01/25	794,271
				8,004,773

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	SOFTWARE — 1.4%
820,000	Fortinet, Inc.	1.0000	03/15/26	$ 718,896
820,000	Fortinet, Inc.	2.2000	03/15/31	653,643
800,000	Roper Technologies, Inc.	2.3500	09/15/24	763,977
800,000	ServiceNow, Inc.	1.4000	09/01/30	609,971
				2,746,487
	STEEL — 1.6%
800,000	Nucor Corporation	2.0000	06/01/25	744,595
1,140,000	Nucor Corporation	2.7000	06/01/30	972,489
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	763,356
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	709,350
				3,189,790
	TECHNOLOGY HARDWARE — 1.6%
820,000	FLIR Systems, Inc.	2.5000	08/01/30	667,271
800,000	NetApp, Inc.	3.3000	09/29/24	772,285
800,000	NetApp, Inc.	2.3750	06/22/27	719,430
1,140,000	NetApp, Inc.	2.7000	06/22/30	952,117
				3,111,103
	TECHNOLOGY SERVICES — 6.4%
800,000	Equifax, Inc.	3.9500	06/15/23	796,546
800,000	Equifax, Inc.	2.6000	12/01/24	761,084
820,000	Equifax, Inc.	2.6000	12/15/25	759,086
820,000	Equifax, Inc.	5.1000	12/15/27	813,241
820,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	782,361
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	807,227
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	770,952
800,000	Global Payments, Inc.	3.7500	06/01/23	796,210
920,000	Global Payments, Inc.	2.6500	02/15/25	868,338
820,000	Global Payments, Inc.	1.2000	03/01/26	717,181
820,000	Global Payments, Inc.	4.8000	04/01/26	798,893
800,000	Global Payments, Inc.	4.4500	06/01/28	748,086
890,000	Global Payments, Inc.	3.2000	08/15/29	757,652
820,000	Global Payments, Inc.	5.3000	08/15/29	791,705
820,000	Verisk Analytics, Inc.	4.0000	06/15/25	793,860

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	TECHNOLOGY SERVICES — 6.4% (Continued)
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	$ 738,892
				12,501,314
	TRANSPORTATION & LOGISTICS — 2.5%
800,000	CSX Corporation	3.4000	08/01/24	778,917
800,000	CSX Corporation	3.3500	11/01/25	764,040
820,000	CSX Corporation	3.8000	03/01/28	779,600
920,000	CSX Corporation	4.2500	03/15/29	875,353
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	769,457
800,000	Kansas City Southern	3.0000	05/15/23	796,670
				4,764,037
	TOTAL CORPORATE BONDS (Cost $207,095,976)			192,988,334

	TOTAL INVESTMENTS - 99.0% (Cost $207,095,976)			$ 192,988,334
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			2,002,002
	NET ASSETS - 100.0%			$ 194,990,336

LLC - Limited Liability Company
L.P. - Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023 the total market value of 144A securities is $3,150,300 or 1.6% of net assets.